Taxation - Schedule of taxation charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-resident taxation charge		$ 110	$ 179
Total taxation expense/(credit)	$ 36,937	13,417	(12,463)
US
Disclosure of geographical areas [line items]
Subsidiaries taxation charge	2,390	340	1,790
Deferred taxation charge/(credit)	34,498	9,476	(14,241)
Singapore
Disclosure of geographical areas [line items]
Subsidiaries taxation charge	21
Deferred taxation charge/(credit)	(51)
Irish
Disclosure of geographical areas [line items]
Subsidiaries taxation charge	(18)	3,272	(191)
UK
Disclosure of geographical areas [line items]
Subsidiaries taxation charge	42	290	79
Deferred taxation charge/(credit)	61	$ (71)	$ (79)
AUS
Disclosure of geographical areas [line items]
Deferred taxation charge/(credit)	$ (6)